Significant transactions and balances with related parties - Transactions in the year with controlling shareholders and subsidiary (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Controlling shareholders
Significant transactions and balances with related parties
Total income (expense) from transactions with related parties	BRL (258,896)	BRL (49,359)	BRL (646,933)
Votorantim S.A. | Rendering of services
Significant transactions and balances with related parties
Related party, services received	(13,212)	(14,201)	(11,320)
Votorantim S.A. | Land leases
Significant transactions and balances with related parties
Related party, land leases	(4,652)		(7,373)
Votorantim S.A. | Sale of land
Significant transactions and balances with related parties
Related party, sale of property and other assets			171,700
Votorantim S.A. | Land purchased
Significant transactions and balances with related parties
Related party, purchases of property			(451,700)
BNDES Participacoes S.A. | Financing
Significant transactions and balances with related parties
Related party, financing	BRL (241,032)	BRL (35,158)	BRL (348,240)